NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2011

Effective March 30, 2012, the line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fees and Expenses of the Fund” will be deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBIGS-0312P